Employee Future Benefits - Amounts Recognized in the Balance Sheet by Country and Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plan
Disclosure of defined benefit plans
Present value of funded obligations	$ 417	$ 443
Fair value of plan assets	445	472
Deficit (surplus) of funded plans	(28)	(29)
Present value of unfunded obligations	63	65
Liabilities (assets) on consolidated balance sheet	55	36	$ 22
Defined Benefit Pension Plan | CANADA
Disclosure of defined benefit plans
Present value of funded obligations	408	433
Fair value of plan assets	438	466
Deficit (surplus) of funded plans	(30)	(33)
Present value of unfunded obligations	35	37
Liabilities (assets) on consolidated balance sheet	25	4
Defined Benefit Pension Plan | UNITED STATES
Disclosure of defined benefit plans
Present value of funded obligations	9	10
Fair value of plan assets	7	6
Deficit (surplus) of funded plans	2	4
Present value of unfunded obligations	0	0
Liabilities (assets) on consolidated balance sheet	2	4
Defined Benefit Pension Plan | Europe
Disclosure of defined benefit plans
Present value of funded obligations	0	0
Fair value of plan assets	0	0
Deficit (surplus) of funded plans	0	0
Present value of unfunded obligations	28	28
Liabilities (assets) on consolidated balance sheet	28	28
Defined Benefit Pension Plan | Operating segments | CONTAINERBOARD
Disclosure of defined benefit plans
Present value of funded obligations	381	405
Fair value of plan assets	412	437
Deficit (surplus) of funded plans	(31)	(32)
Present value of unfunded obligations	8	8
Liabilities (assets) on consolidated balance sheet	(3)	(24)
Defined Benefit Pension Plan | Operating segments | BOXBOARD EUROPE
Disclosure of defined benefit plans
Present value of funded obligations	0	0
Fair value of plan assets	0	0
Deficit (surplus) of funded plans	0	0
Present value of unfunded obligations	28	28
Liabilities (assets) on consolidated balance sheet	28	28
Defined Benefit Pension Plan | Operating segments | SPECIALTY PRODUCTS
Disclosure of defined benefit plans
Present value of funded obligations	0	0
Fair value of plan assets	0	0
Deficit (surplus) of funded plans	0	0
Present value of unfunded obligations	1	2
Liabilities (assets) on consolidated balance sheet	1	2
Defined Benefit Pension Plan | Operating segments | TISSUE PAPERS
Disclosure of defined benefit plans
Present value of funded obligations	35	37
Fair value of plan assets	32	34
Deficit (surplus) of funded plans	3	3
Present value of unfunded obligations	2	2
Liabilities (assets) on consolidated balance sheet	5	5
Defined Benefit Pension Plan | Corporate Activities
Disclosure of defined benefit plans
Present value of funded obligations	1	1
Fair value of plan assets	1	1
Deficit (surplus) of funded plans	0	0
Present value of unfunded obligations	24	25
Liabilities (assets) on consolidated balance sheet	24	25
Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of defined benefit plans
Present value of funded obligations	99	101
Liabilities (assets) on consolidated balance sheet	99	101	$ 106
Post Employment Benefit Obligation and Other Benefit Obligation | CANADA
Disclosure of defined benefit plans
Present value of funded obligations	71	73
Liabilities (assets) on consolidated balance sheet	71	73
Post Employment Benefit Obligation and Other Benefit Obligation | UNITED STATES
Disclosure of defined benefit plans
Present value of funded obligations	4	4
Liabilities (assets) on consolidated balance sheet	4	4
Post Employment Benefit Obligation and Other Benefit Obligation | Europe
Disclosure of defined benefit plans
Present value of funded obligations	24	24
Liabilities (assets) on consolidated balance sheet	24	24
Post Employment Benefit Obligation and Other Benefit Obligation | Operating segments | CONTAINERBOARD
Disclosure of defined benefit plans
Present value of funded obligations	36	38
Liabilities (assets) on consolidated balance sheet	36	38
Post Employment Benefit Obligation and Other Benefit Obligation | Operating segments | BOXBOARD EUROPE
Disclosure of defined benefit plans
Present value of funded obligations	24	24
Liabilities (assets) on consolidated balance sheet	24	24
Post Employment Benefit Obligation and Other Benefit Obligation | Operating segments | SPECIALTY PRODUCTS
Disclosure of defined benefit plans
Present value of funded obligations	6	6
Liabilities (assets) on consolidated balance sheet	6	6
Post Employment Benefit Obligation and Other Benefit Obligation | Operating segments | TISSUE PAPERS
Disclosure of defined benefit plans
Present value of funded obligations	12	12
Liabilities (assets) on consolidated balance sheet	12	12
Post Employment Benefit Obligation and Other Benefit Obligation | Corporate Activities
Disclosure of defined benefit plans
Present value of funded obligations	21	21
Liabilities (assets) on consolidated balance sheet	$ 21	$ 21